Basis of Presentation and Summary of Significant Accounting Policies, Leases (Details) $ in Millions	Sep. 28, 2024 USD ($)
Annual Lease Commitments for Operating Leases [Abstract]
2025	$ 118
2026	105
2027	94
2028	79
2029	64
Thereafter	295
Total lease payments	755
Less: Interest	(137)
Present value of lease liabilities	618
Annual Lease Commitments for Finance Leases [Abstract]
2025	9
2026	11
2027	3
2028	2
2029	1
Thereafter	8
Total lease payments	34
Less: Interest	(5)
Present value of lease liabilities	$ 29